PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 15,300	$ 14,317	$ 76,794	$ 58,641
Amortization of capitalized software	$ 100,000	$ 18,463	$ 161,350	$ 0